Consolidated Statements of Operations ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Operating revenues:
Sale of power		₨ 9,926,209	$ 143,525	₨ 7,700,600	₨ 4,182,985
Operating costs and expenses:
Cost of operations (exclusive of depreciation and amortization shown separately below)		868,963	12,565	691,947	375,787
General and administrative		1,313,765	18,996	1,187,379	797,161
Depreciation and amortization		2,137,133	30,901	1,882,451	1,046,565
Total operating costs and expenses:		4,319,861	62,462	3,761,777	2,219,513
Operating income		5,606,348	81,063	3,938,823	1,963,472
Other expense, net:
Interest expense, net		4,873,042	70,460	5,168,218	2,371,836
Loss / (gain) on foreign currency exchange, net		442,001	6,391	45,716	(109,128)
Total other expenses, net		5,315,043	76,851	5,213,934	2,262,708
Profit / (loss) before income tax		291,305	4,212	(1,275,111)	(299,236)
Income tax (expense)/benefit		(152,812)	(2,210)	252,882	(892,333)
Net profit / (loss)		138,493	2,002	(1,022,229)	(1,191,569)
Less: Net (loss) / profit attributable to non-controlling interest	[1]	60,094	869	(201,547)	(18,924)
Net profit / (loss) attributable to APGL		78,399	1,133	(820,682)	(1,172,645)
Net profit / (loss) attributable to APGL equity shareholders		₨ 78,399	$ 1,133	₨ (827,079)	₨ (1,452,571)
Net profit/(loss) per share attributable to APGL equity shareholders
Basic | (per share)		₨ 2.37	$ 0.03	₨ (31.84)	₨ (111.39)
Diluted | (per share)		₨ 2.31	$ 0.03	₨ (31.84)	₨ (111.39)
Shares used in computing basic and diluted per share amounts
Basic | shares		33,063,832	33,063,832	25,974,111	13,040,618
Diluted | shares		33,968,127	33,968,127	25,974,111	13,040,618
Compulsorily Convertible Preferred Shares [Member]
Other expense, net:
Accretion to redemption value | ₨					₨ (235,853)
Redeemable Non-controlling Interest [Member]
Other expense, net:
Accretion to redemption value | ₨				₨ (6,397)	₨ (44,073)

[1]	Includes profit (loss) attributed to a Non-Controlling interest, which was purchased prior to March 31, 2019, refer Note 2(y).